Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Revenues:
Total revenue	$ 44,331	$ 28,032		$ 26,182
Cost of revenues:
Total cost of revenue	28,394	17,817	[1]	17,841	[1]
Gross profit	15,937	10,215	[1]	8,341	[1]
Operating costs and expenses:
Research and development, net	6,912	3,189	[1]	1,653	[1]
Marketing and selling	4,044	2,860		2,137
General and administrative	7,084	4,001		2,568
Net loss from sale of fixed asset		103
Total operating costs and expenses	18,040	10,153	[1]	6,358	[1]
Operating income (loss)	(2,103)	62		1,983
Financial (expenses) income, net (Note 12)	(121)	119		(156)
Net income (loss) from continuing operations	(2,224)	181		1,827
Net income (loss) from discontinued operations	(115)	(404)		515
Net income (loss)	(2,339)	(223)		2,342
Net income (loss) attributable to non-controlling interest	(309)	(386)		103
Net income (loss) attributable to RADA Electronic Industries' shareholders	$ (2,030)	$ 163		$ 2,239
Basic net income (loss) from continuing operations per Ordinary share	$ (0.05)	$ 0.02		$ 0.07
Diluted net income (loss) from continuing operations per Ordinary share	(0.05)	0.02		0.06
Basic and diluted net income (loss) from discontinued operations per Ordinary share	0	(0.01)		0.02
Basic net income (loss) per Ordinary share	(0.05)	0.01		0.09
Diluted net income (loss) per Ordinary share	$ (0.05)	$ 0.01		$ 0.08
Weighted average number of Ordinary shares used for computing basic net income (loss) per share	38,148,756	33,184,570		24,956,915
Weighted average number of Ordinary shares used for computing diluted net income (loss) per share	38,841,866	33,716,931		28,126,509
Product [Member]
Revenues:
Total revenue	$ 43,597	$ 26,909		$ 25,010
Cost of revenues:
Total cost of revenue	28,272	17,674	[1]	17,729	[1]
Service [Member]
Revenues:
Total revenue	734	1,123		1,172
Cost of revenues:
Total cost of revenue	$ 122	$ 143		$ 112

[1]	Reclassified